ALLIANCE INCOME BUILDER FUND

SEMI-ANNUAL REPORT
APRIL 30, 1997

ALLIANCE CAPITAL


LETTER TO SHAREHOLDERS                             ALLIANCE INCOME BUILDER FUND
_______________________________________________________________________________

May 28, 1997

Dear Shareholder:

We are pleased to review Alliance Income Builder Fund performance and investment activity for the period ended April 30, 1997.

INVESTMENT RESULTS
As you can see from the table below, your Fund's Class A shares achieved a total return of 8.31% at net asset value for the six month period and a 17.00% return for the twelve month period ended April 30, 1997. Since your Fund is balanced between stocks and bonds, we compare its performance to a blended composite of two indices. For the period ended April 30, 1997, your Fund outperformed a 60/40 Composite composed of 60% of the Lehman Brothers Government/Corporate Bond Index and 40% of the S&P 500 Stock Index. The Composite achieved a total return of 6.66% for the six month period and a 14.08% for the twelve month period.


INVESTMENT RESULTS*
Period Ended April 30, 1997
                                       TOTAL RETURN
                                  6 MONTHS      12 MONTHS
                                 ----------    -----------
ALLIANCE INCOME BUILDER FUND
  Class A                           8.31%         17.00%
  Class B                           8.01%         16.22%
  Class C                           7.94%         16.17%

LEHMAN BROTHERS GOVERNMENT/
  CORPORATE BOND INDEX              1.30%          6.72%

S&P 500 STOCK INDEX                14.71%         25.12%

60/40 COMPOSITE:
LEHMAN BROTHERS GOVERNMENT/
  CORPORATE BOND INDEX/
  S&P 500 STOCK INDEX               6.66%         14.08%


* TOTAL RETURNS ARE BASED ON THE NET ASSET VALUES OF EACH CLASS OF SHARES AS OF APRIL 30, 1997. TOTAL RETURNS FOR ADVISOR CLASS SHARES WILL DIFFER DUE TO DIFFERENT EXPENSES ASSOCIATED WITH THAT CLASS. THE UNMANAGED S&P 500 STOCK INDEX INCLUDES 500 U.S. STOCKS AND IS A COMMON MEASURE OF THE PERFORMANCE OF THE OVERALL U.S. STOCK MARKET. THE UNMANAGED LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX IS COMPOSED OF THE TREASURY BOND INDEX, THE AGENCY BOND INDEX, THE 1-3 YEAR GOVERNMENT INDEX, THE 20+ YEAR INDEX AND THE INDEX OF ALL PUBLICLY ISSUED NON-CONVERTIBLE INVESTMENT GRADE CORPORATE DEBTS. THE 60/40 COMPOSITE IS A BLEND OF BOTH INDICES WITH A 60/40 WEIGHTING.

   ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 3.


MARKET OVERVIEW
During the last two months of 1996, Treasury yields remained fairly stable. However, volatility has been high in 1997 with the 30 year Treasury rate peaking at 7.2% on April 14, 1997--53 basis points higher than at the end of 1996. This followed the Federal Reserve Board's decision to raise interest rates in March. Strong employment growth, a rebound in new home sales and healthy consumer spending contributed to a stronger than expected economic environment with first quarter Gross Domestic Product (GDP) up 5.8%. During the latter part of April 1997, the Treasury market rallied, reflecting investors' expectations of slower economic growth and favorable prospects for balancing the U.S. fiscal budget.

FIXED INCOME INVESTMENTS
Continued evidence of a growing economy, combined with generally positive earnings, have fueled persistent demand for corporate bonds. Consequently, value was harder to find in late 1996, leading us to adopt a more defensive posture. We also sold longer term issues to obtain a modestly shorter duration as expectation of an increase in interest rates grew. As yields rose, we responded with superior security selection, which allowed us to maximize the benefits of the recent bond rally. Trust capital preferred securities were introduced in late November 1996, offering superior value into early 1997.

One exceptional opportunity was First USA Capital Trust. Subsequent to our investment in the company, the surprising announcement of its acquisition by AA rated Banc One resulted in a 10 point increase in price. Our ability to select improving credits continues to reduce the impact of weaker bond markets on your portfolio. For example, Arkwright was upgraded by the major rating agencies. We continued to research turnaround stories such as Time Warner, whose spread narrowed significantly after we purchased the bonds. Yankee bonds (dollar denominated securities issued by non U.S. companies) remain an attractive sector relative to similarly rated domestic issuers offering above average quality and higher yield spreads.

EQUITY INVESTMENTS
The Fund's equity assets again outpaced the S&P 500 as they benefited from the market's preference for high quality stocks and companies with improving earnings.


1


                                                   ALLIANCE INCOME BUILDER FUND
_______________________________________________________________________________

Our two largest sector investments, financials and consumer staples, continue to outperform. Financials have done well due to attractive valuations and strong earnings comparisons, while consumer staples have benefited from investors' attraction to good earnings visibility. As was anticipated in our last report, we used stock price strength to reduce our financials from 27% of the portfolio to under 25%. Proceeds were redeployed into the higher yielding energy sector, which is now our third largest equity exposure. Technology stocks still represent only 6% of our equities as dividend opportunities are limited.

Presently, stocks still comprise about 40% of total Fund assets, and we continue to reinvest some of our equity gains into fixed income assets. This strategy enhances the Fund's income earning capabilities. Our equity investments are concentrated in high quality issues that have a history of increasing dividends. Reflective of that quality are our ten largest holdings, which, as of April 30, 1997, were: General Electric Co., Intel Corp., Merck & Co., Philip Morris Cos., Inc., Chevron Corp., Shell Transport & Trading Co., Gillette Co., The Travelers Group, Inc., Royal Dutch Petroleum, and Proctor & Gamble Co. Seven of these stocks were also in our top ten holding list last October. Proctor & Gamble Co., Shell Transport & Trading Co., and Royal Dutch Petroleum are new to our top ten list. In total, our equities dividend yield is about 20% more than the S&P 500's.

We believe that the quality of our equities and the growth in their dividends should continue to serve the Fund well in most market environments.

Thank you for your continued interest in Alliance Income Builder Fund. We look forward to reporting to you again on market activity and the Fund's investment results in the coming period.

Sincerely,


John D. Carifa
Chairman and President


Thomas M. Perkins
Senior Vice President


Corinne L. Molof
Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2


INVESTMENT OBJECTIVE AND POLICIES                  ALLIANCE INCOME BUILDER FUND
_______________________________________________________________________________

Alliance Income Builder Fund seeks both an attractive level of current income and long-term growth of income and capital. The Fund invests principally in a non-diversified portfolio of fixed income securities and dividend-paying common stocks. Alliance currently expects to maintain approximately 60% of the Fund's net assets in fixed-income securities and 40% in equity securities.


INVESTMENT RESULTS
_______________________________________________________________________________

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 1997

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
  One Year                    17.00%         11.99%
  Since Inception*            12.42%         10.87%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
  One Year                    16.22%         12.22%
  Since Inception*            11.66%         11.41%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
  One Year                    16.17%         15.17%
  Five Years                   8.59%          8.59%
  Since Inception*             8.39%          8.39%


The average annual total returns reflect reinvestment of dividends and/or capital gains distributions in additional shares with and without the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*  Inception: 3/25/94, Class A and Class B; 10/25/91, Class C.


3


PORTFOLIO OF INVESTMENTS
APRIL 30, 1997 (UNAUDITED)                         ALLIANCE INCOME BUILDER FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------

COMMON & PREFERRED STOCKS-45.0%
COMMON STOCKS-40.4%
CONSUMER PRODUCTS & SERVICES-10.2%
BROADCASTING & CABLE-0.6%
Comcast Corp. Cl. A.                             10,120      $   159,390
Vodafone Group Plc. (ADR)                         4,000          177,000
                                                             ------------
                                                                 336,390

DRUGS, HOSPITALS, SUPPLIES &
  MEDICAL SERVICES-4.5%
Health Care Property Investors, Inc.             14,000          463,750
Merck & Co., Inc.                                 9,000          814,500
Pfizer, Inc.                                      4,500          432,000
Schering-Plough Corp.                             4,500          360,000
Smithkline Beecham Plc. (ADR)                     4,000          322,500
                                                             ------------
                                                               2,392,750

ENTERTAINMENT & LEISURE-1.7%
Carnival Corp. Cl. A.                             8,000          295,000
Eastman Kodak Co.                                 4,000          334,000
Walt Disney Co.                                   3,500          287,000
                                                             ------------
                                                                 916,000

FOODS, BEVERAGES & TOBACCO-0.6%
McDonald's Corp.                                  5,500          294,937

HOUSEHOLD PRODUCTS-0.6%
Crown Cork & Seal, Inc.                           5,500          301,125

MULTI-INDUSTRY-0.5%
Canadian Pacific, Ltd.                           10,000          243,750

REALTY-0.2%
Storage USA, Inc.                                 3,000          112,875

RETAILING-1.2%
Dayton Hudson Corp.                               5,000          225,000
Gap, Inc.                                         5,000          159,375
May Department Stores Co.                         4,800          222,000
                                                             ------------
                                                                 606,375

OTHER-0.3%
Newell Co.                                        5,000          175,000
                                                             ------------
                                                               5,379,202

CONSUMER STAPLES-7.2%
COSMETICS-1.6%
Avon Products, Inc.                               4,000          246,500
Gillette Co.                                      7,000          595,000
                                                             ------------
                                                                 841,500

FOODS, BEVERAGES & TOBACCO-4.6%
American Brands, Inc.                             8,000          430,000
Anheuser Busch, Inc.                              7,000          300,125
Campbell Soup Co.                                 7,500          383,437
Heinz (H.J.) Co.                                  7,000          290,500
Philip Morris Cos., Inc.                         18,300          720,562
Sara Lee Corp.                                    8,000          336,000
                                                             ------------
                                                               2,460,624

HOUSEHOLD PRODUCTS-1.0%
Proctor & Gamble Co.                              4,200          528,150
                                                             ------------
                                                               3,830,274

FINANCIAL SERVICES-7.1%
BANKING & FINANCE-2.2%
BankAmerica Corp.                                 3,000          350,625
Chase Manhattan Corp.                             3,500          324,188
Dean Witter Discover & Co.                        9,000          344,250
First Union Corp.                                 2,000          168,000
                                                             ------------
                                                               1,187,063


4


                                                   ALLIANCE INCOME BUILDER FUND
_______________________________________________________________________________

Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------
BROKERAGE & MONEY MANAGEMENT-1.0%
Legg Mason, Inc.                                  5,192      $   246,620
Merrill Lynch & Co., Inc.                         3,000          285,750
                                                             ------------
                                                                 532,370

INSURANCE-2.3%
American International Group, Inc.                2,500          321,250
Progressive Corp.                                 4,000          304,500
Travelers Group, Inc.                            10,166          562,942
                                                             ------------
                                                               1,188,692

REALTY-1.0%
Bay Apartment Communities                         5,000          167,500
JP Realty, Inc.                                   8,000          203,000
Weingarten Realty Investors, Inc.                 4,000          170,500
                                                             ------------
                                                                 541,000

OTHER-0.6%
American Express Co.                              4,500          296,438
                                                             ------------
                                                               3,745,563

CAPITAL GOODS-6.8%
ELECTRICAL EQUIPMENT-2.9%
Emerson Electric Co.                              8,000          406,000
General Electric Co.                              9,000          997,875
Houston Industries, Inc.                          5,000          100,000
                                                             ------------
                                                               1,503,875

MACHINERY-0.8%
Allied Signal, Inc.                               6,000          433,500

TECHNOLOGY-3.1%
Boeing Co.                                        3,000          295,875
Hewlett Packard Co.                               4,000          210,000
Intel Corp.                                       5,700          872,813
Texas Instruments, Inc.                           3,000          267,750
                                                             ------------
                                                               1,646,438
                                                             ------------
                                                               3,583,813


                                               SHARES OR
                                               PRINCIPAL
                                                AMOUNT
COMPANY                                          (000)      U.S. $ VALUE
-------------------------------------------------------------------------

ENERGY-4.4%
OIL & GAS-4.4%
Chevron Corp.                                    10,000      $   685,000
Exxon Corp.                                       8,000          453,000
Royal Dutch Petroleum Co.                         3,000          540,750
Shell Transport & Trading Co. (ADR)               6,000          638,250
                                                             ------------
                                                               2,317,000

BASIC INDUSTRIES-1.8%
CHEMICAL-1.8%
Du Pont (Ei) De Nemours                           3,000          318,375
Monsanto Co.                                      9,000          384,750
Morton International, Inc.                        6,000          251,250
                                                             ------------
                                                                 954,375

UTILITIES-1.8%
TELECOMMUNICATION-1.8%
Frontier Corp.                                    7,000          111,125
GTE Corp.                                        10,715          491,551
Southern New England
  Telecommunications, Inc. Cl. A.                 6,000          219,000
U.S. West Communications Group                    3,000          105,375
                                                             ------------
                                                                 927,051

TRANSPORTATION-0.8%
Union Pacific Corp.                               7,000          446,250

INDUSTRIAL-0.3%
WMX Technologies, Inc.                            6,000          176,250
Total Common Stocks
  (cost $14,593,686)                                          21,359,778

PREFERRED STOCKS-4.6%
CONSUMER PRODUCTS & SERVICES-1.8%
Cablevision pfd., 11.13%                            285           26,398
Granite Broadcast pfd., 4.47%                     1,021          935,491
                                                             ------------
                                                                 961,889


5


PORTFOLIO OF INVESTMENTS (CONTINUED)               ALLIANCE INCOME BUILDER FUND
_______________________________________________________________________________

                                               SHARES OR
                                               PRINCIPAL
                                                AMOUNT
COMPANY                                          (000)      U.S. $ VALUE
-------------------------------------------------------------------------

INSURANCE-2.6%
Penncorp Financial Group cv. pfd., 3.50%          4,000      $   320,000
SI Financing Trust I pfd., 9.5%                  40,000        1,040,000
                                                             ------------
                                                               1,360,000

REALTY-0.2%
Excel Realty Trust pfd., 2.13%                    5,200          132,600
Total Preferred Stocks
  (cost $2,456,463)                                            2,454,489
Total Common & Preferred Stocks
  (cost $17,050,149)                                          23,814,267

CORPORATE DEBT OBLIGATIONS-45.1%
BANKING & FINANCE-11.6%
Amersco, Inc.
  10.00%, 3/15/04                                 1,000          990,000
Amerus Capital I Ser. A.
  8.85%, 2/01/27                                  1,000          989,400
Arkwright CSN Trust
  9.625%, 8/15/26 (a)                             1,000        1,085,961
FBOP Capital Trust
  10.20%, 2/06/27 (a)                             1,000          987,722
First USA Capital Trust
  9.33%, 1/15/27 (a)                              1,000        1,097,500
Renaissance Capital Trust
  8.54%, 3/01/27 (a)                              1,000          971,120
                                                             ------------
                                                               6,121,703

CONSUMER PRODUCTS & SERVICES-5.7%
Globalstar LP
  11.38%, 2/15/04 (a)                          $  1,000          990,000
Optel, Inc.
  13.00%, 2/15/05 (a)                             1,000          955,000
Time Warner, Inc.
  9.15%, 2/01/23                                  1,000        1,074,199
                                                             ------------
                                                               3,019,199

INDUSTRIAL-10.9%
Anchor Glass Corp.
  11.25%, 4/01/05 (a)                             1,000        1,025,000
Arvin Capital
  9.50%, 2/01/27                                  1,000          973,500
Caliber Systems, Inc.
  7.80%, 8/01/06                                  1,000        1,016,862
Dyncorp, Inc.
  9.50%, 3/01/07 (a)                              1,000          977,500
Magna International, Inc.
  5.00%, 10/15/02                                   200          218,500
Termoemcali Funding Corp.
  10.13%, 12/15/14 (a)                            1,000        1,041,250
USX Corp.
  8.50%, 3/01/23                                    500          520,971
                                                             ------------
                                                               5,773,583

Total Corporate Debt Obligations
  (cost $14,837,105)                                          14,914,485

YANKEE BONDS-16.9%
Acindar Industries
  11.25%, 2/15/04                                 1,000        1,017,500
Mc-Cuernavaca Trust
  9.25%, 7/25/01 (a)                              1,518        1,320,296
OPP Petroquica
  11.00%, 10/29/04                                1,000          998,750
Pepsi-Gemex, S.A.
  9.75%, 3/30/04 (a)                              1,000        1,000,000
Ras Laffan Liquid Natural Gas
  8.29%, 3/15/14 (a)                              1,000        1,016,584
Reliance Industries, Ltd.
  10.38%, 6/24/16 (a)                             1,500        1,605,360
RBS Participacoes, S.A.
  11.00%, 4/01/07 (a)                             1,000        1,010,000
RSL Communications, Ltd.
  12.25%, 11/15/06 (a)                            1,000        1,007,500
Total Yankee Bonds
  (cost $9,060,586)                                            8,975,990


6


                                                   ALLIANCE INCOME BUILDER FUND
_______________________________________________________________________________

                                               PRINCIPAL
                                                AMOUNT
COMPANY                                          (000)      U.S. $ VALUE
-------------------------------------------------------------------------

GOVERNMENT
OBLIGATIONS-3.9%
Republic of Argentina
  11.38%, 1/30/17                              $  1,000      $ 1,062,250
Republic of Panama
  7.88%, 2/13/02 (a)                              1,000          977,125
Total Government Obligations
  (cost $2,000,237)                                            2,039,375

CONVERTIBLE BONDS-2.8%
Hasbro, Inc.
  6.00%, 11/15/98                                   250          320,313
IRT Property Co.
  7.30%, 8/15/03                                    200          201,750
Liberty Property
  8.00%, 7/01/01                                    200          242,250
Nextel Communications
  Zero coupon, 8/15/04                            1,000          730,000
Total Convertible Bonds
  (cost $1,435,644)                                            1,494,313

TIME DEPOSIT-2.1%
Bank Of Tokyo
  5.69%, 5/01/97
  (cost $1,100,000)                               1,100        1,100,000

TOTAL INVESTMENTS-98.9%
  (cost $45,483,721)                                          52,338,430
Other assets less liabilities-1.1%                               582,273

NET ASSETS-100%                                              $52,920,703


(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 1997, these securities amounted to $17,067,918 or 32.3% of net assets.

     Glossary:
     ADR - American depository receipt

     See notes to financial statements


7


STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1997 (UNAUDITED)                         ALLIANCE INCOME BUILDER FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $45,483,721)           $ 52,338,430
  Cash                                                                  162,931
  Receivable for investment securities sold                           1,204,922
  Interest and dividends receivable                                     590,740
  Receivable for capital stock sold                                      32,209
  Other assets                                                            2,311
  Total assets                                                       54,331,543

LIABILITIES
  Payable for investment securities purchased                         1,100,000
  Payable for capital stock redeemed                                     48,192
  Distribution fee payable                                               41,411
  Advisory fee payable                                                   31,910
  Accrued expenses                                                      189,327
  Total liabilities                                                   1,410,840

NET ASSETS                                                         $ 52,920,703

COMPOSITION OF NET ASSETS
  Capital stock, at par                                            $      4,566
  Additional paid-in capital                                         44,089,064
  Undistributed net investment income                                   313,419
  Accumulated net realized gain on investments                        1,658,944
  Net unrealized appreciation of investments                          6,854,710
                                                                   $ 52,920,703

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share ($1,942,608 /
    166,909 shares of capital stock issued and outstanding)              $11.64
  Sales charge--4.25% of public offering price                              .52
  Maximum offering price                                                 $12.16

  CLASS B SHARES
  Net asset value and offering price per share ($7,328,461 /
    630,694 shares of capital stock issued and outstanding)              $11.62

  CLASS C SHARES
  Net asset value and offering price per share ($43,576,832 /
    3,762,147 shares of capital stock issued and outstanding)            $11.58

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share
    ($72,802 / 6,256 shares of capital stock
    issued and outstanding)                                              $11.64


See notes to financial statements.


8


STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)        ALLIANCE INCOME BUILDER FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                             $1,326,687
  Dividends (net of foreign taxes withheld of $2,637)     398,588   $1,725,275

EXPENSES
  Advisory fee                                            198,139
  Distribution fee - Class A                                2,833
  Distribution fee - Class B                               33,541
  Distribution fee - Class C                              220,869
  Custodian                                                84,511
  Administrative                                           69,787
  Registration                                             57,477
  Audit and legal                                          48,065
  Transfer agency                                          39,869
  Directors' fees                                          13,500
  Printing                                                 12,963
  Miscellaneous                                             3,307
  Total expenses                                                       784,861
  Net investment income                                                940,414

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investment transactions                       1,702,999
  Net change in unrealized appreciation of investments               1,426,251
  Net gain on investments                                            3,129,250

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $4,069,664


See notes to financial statements.


9


STATEMENT OF CHANGES IN NET ASSETS                 ALLIANCE INCOME BUILDER FUND
_______________________________________________________________________________

                                                 SIX MONTHS ENDED   YEAR ENDED
                                                  APRIL 30, 1997     OCT. 31,
                                                    (UNAUDITED)        1996
                                                  --------------   ------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                             $   940,414    $ 2,199,994
  Net realized gain on investments                    1,702,999      3,052,921
  Net change in unrealized appreciation
    of investments                                    1,426,251      1,674,306
  Net increase in net assets from operations          4,069,664      6,927,221

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                             (41,376)       (76,978)
    Class B                                            (125,355)      (201,924)
    Class C                                            (837,227)    (2,021,377)
    Advisor Class                                        (1,676)            -0-
  Net realized gain on investments
    Class A                                            (100,177)       (14,802)
    Class B                                            (327,329)       (42,369)
    Class C                                          (2,292,629)      (508,039)
    Advisor Class                                        (3,688)            -0-

CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)                               308,062     (6,063,958)
  Total increase (decrease)                             648,269     (2,002,226)

NET ASSETS
  Beginning of year                                  52,272,434     54,274,660
  End of period (including undistributed
    net investment income of $313,419 and
    $378,639 respectively)                          $52,920,703    $52,272,434


See notes to financial statements.


10


NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1997 (UNAUDITED)                         ALLIANCE INCOME BUILDER FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Income Builder Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares purchased on or after July 1, 1996 are subject to a contingent deferred sales charge of 1.00% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to an ongoing distribution expense. Advisor Class shares are offered solely to investors participating in certain fee based programs and retirement plans. All four classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The Fund commenced its public offering of Advisor Class shares on October 2, 1996. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Investments are stated at value. Portfolio securities traded on a national securities exchange are valued at the last sale price, or if no sale occurred, the mean of the bid and asked price at the regular close of the New York Stock Exchange. Investments for which market quotations are readily available are valued at the closing price on day of valuation, which are obtained through market makers. Securities which mature in 60 days or less are valued at amortized cost which approximates market value, unless this method does not represent fair value. Securities for which market quotations are not readily available and restricted securities are valued in good faith at fair value using methods determined by the Board of Directors. In determining fair value, consideration is given to cost, operating and other financial data.

2. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Dividend income is recorded on the ex-dividend date. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as an adjustment to interest income.

4. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with income tax regulations.

For federal income tax purposes, the Fund's distributions of income and capital gains are subject to recharacterization, which may include a tax return of capital, at the end of the year to reflect the final investment results for that year.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P., (the "Adviser") an advisory fee at an annual rate of
 .75 of 1% of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly.


11


NOTES TO FINANCIAL STATEMENTS (CONTINUED)          ALLIANCE INCOME BUILDER FUND
_______________________________________________________________________________

Pursuant to the advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended April 30, 1997, the Fund reimbursed the Advisor for $69,787 of such expenses.

The Fund compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $19,659 for the six months ended April 30, 1997.

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Adviser) serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $376 from the sale of Class A shares and $6,123 and $195 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the six months ended April 30, 1997. Brokerage commissions paid on securities transactions for the six months ended April 30, 1997 amounted to $11,582, none of which was paid to affiliated brokers.


NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30 of 1% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to the Class B and Class C shares. (There is no distribution fee on the Advisor Class shares.) Such fee is accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $981,960 and $1,840,917 for Class B and Class C shares respectively. Such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term and U.S. government obligations) aggregated $42,131,643 and $43,193,241 respectively, for the six months ended April 30, 1997. There were purchases of $998,125 and sales of $999,453 of U.S. government and government agency obligations for the six months ended April 30, 1997.

At April 30, 1997, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $7,468,381, and gross unrealized depreciation of investments was $613,672 resulting in net unrealized appreciation of $6,854,709.


12


                                                   ALLIANCE INCOME BUILDER FUND
_______________________________________________________________________________

NOTE E: CAPITAL STOCK
There are 8,000,000,000 shares of $0.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class. Each class consists of 2,000,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     APRIL 30,1997    OCT. 31,     APRIL 30,1997    OCT. 31,
                      (UNAUDITED)       1996       (UNAUDITED)        1996
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold               24,064        71,054     $   275,858    $    780,984
Shares issued in
  reinvestment of
  dividends and
  distributions            9,403         6,505         106,324          70,930
Shares converted
  from Class B             1,230         3,979          14,910          44,062
Shares redeemed          (45,520)      (34,458)       (521,499)       (385,149)
Net increase(decrease)   (10,823)       47,080     $  (124,407)   $    510,827

CLASS B
Shares sold              153,605       186,705     $ 1,780,594    $  2,057,991
Shares issued in
  reinvestment of
  dividends and
  distributions           28,612        14,453         323,530         157,642
Shares converted
  to Class A              (1,230)       (3,979)        (14,910)        (44,062)
Shares redeemed          (50,169)      (49,596)       (579,859)       (546,791)
Net increase             130,818       147,583     $ 1,509,355    $  1,624,780

CLASS C
Shares sold              145,091       151,540     $ 1,645,761    $  1,653,774
Shares issued in
  reinvestment of
  dividends and
  distributions          112,775        90,197       1,270,426         980,210
Shares redeemed         (352,810)     (985,774)     (4,066,701)    (10,833,549)
Net decrease             (94,944)     (744,037)    $(1,150,514)   $ (8,199,565)


                   NOVEMBER 1,1996*              NOVEMBER 1,1996*
                         TO                            TO
                    APRIL 30,1997                APRIL 30, 1997
                     (UNAUDITED)                  (UNAUDITED)
                    -------------                --------------
ADVISOR CLASS
Shares sold                6,165                   $    72,601
Shares issued in
  reinvestment of
  dividends and
  distributions               91                         1,027
Net increase               6,256                   $    73,628


*    Commencement of distribution.


13


FINANCIAL HIGHLIGHTS                               ALLIANCE INCOME BUILDER FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  CLASS A
                                            ----------------------------------------------------
                                             SIX MONTHS                              MARCH 25,
                                               ENDED                                  1994(A)
                                              APRIL 30,    YEAR ENDED OCTOBER 31,       TO
                                                1997      ------------------------   OCTOBER 31,
                                            (UNAUDITED)      1996         1995         1994
                                            ------------  -----------  -----------  ------------
Net asset value, beginning of period          $11.57       $10.70        $9.69       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .24(b)       .56(b)       .93(b)       .96
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                   .69          .98          .59        (1.02)
Net increase (decrease) in net asset
  value from operations                          .93         1.54         1.52         (.06)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.25)        (.55)        (.51)        (.04)
Tax return of capital                             -0-          -0-          -0-        (.01)
Distributions from net realized gains           (.61)        (.12)          -0-        (.20)
Total dividends and distributions               (.86)        (.67)        (.51)        (.25)
Net asset value, end of period                $11.64       $11.57       $10.70       $ 9.69

TOTAL RETURN
Total investment return based on net
  asset value(c)                                8.31%       14.82%       16.22%        (.54)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $1,943       $2,056       $1,398         $600
Ratio of expenses to average net assets         2.30%(d)     2.20%        2.38%        2.52%(d)
Ratio of net investment income to
  average net assets                            4.22%(d)     4.92%        5.44%        6.11%(d)
Portfolio turnover rate                          169%         108%          92%         126%
Average commission rate paid (e)              $.0519       $.0600           --           --


See footnote summary on page 17.


14


                                                   ALLIANCE INCOME BUILDER FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 CLASS B
                                            ---------------------------------------------------
                                             SIX MONTHS                             MARCH 25,
                                                ENDED                                 1994(A)
                                              APRIL 30,    YEAR ENDED OCTOBER 31,       TO
                                                1997      ------------------------  OCTOBER 31,
                                            (UNAUDITED)      1996         1995        1994
                                            ------------  -----------  -----------  -----------
Net asset value, beginning of period          $11.55       $10.70       $ 9.68       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .20(b)       .47(b)       .63(b)       .88
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                   .70          .98          .83         (.98)
Net increase (decrease) in net asset
  value from operations                          .90         1.45         1.46         (.10)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.22)        (.48)        (.44)        (.05)
Tax return of capital                             -0-          -0-          -0-        (.01)
Distributions from net realized gains           (.61)        (.12)          -0-        (.16)
Total dividends and distributions               (.83)        (.60)        (.44)        (.22)
Net asset value, end of period                $11.62       $11.55       $10.70       $ 9.68

TOTAL RETURN
Total investment return based on net
asset value(c)                                  8.01%       13.92%       15.55%        (.99)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $7,328       $5,775       $3,769       $1,998
Ratio of expenses to average net assets         3.01%(d)     2.92%        3.09%        3.09%(d)
Ratio of net investment income to
  average net assets                            3.53%(d)     4.19%        4.73%        5.07%(d)
Portfolio turnover rate                          169%         108%          92%         126%
Average commission rate paid (e)              $.0519       $.0600           --           --


See footnote summary on page 17.


15


FINANCIAL HIGHLIGHTS (CONTINUED)                   ALLIANCE INCOME BUILDER FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                               CLASS C
                                            ------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                            YEAR ENDED OCTOBER 31,
                                            APRIL 30,1997  ---------------------------------------------------------------
                                             (UNAUDITED)        1996         1995         1994         1993         1992
                                            -------------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $11.52         $10.67        $9.66       $10.47       $ 9.80       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                             .21(b)         .46(b)       .40(b)       .50          .52          .55
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                    .68            .99         1.05         (.85)         .51         (.28)
Net increase (decrease) in net asset
  value from operations                           .89           1.45         1.45         (.35)        1.03          .27

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income             (.22)          (.48)        (.44)        (.09)        (.36)        (.47)
Tax return of capital                              -0-            -0-          -0-        (.02)          -0-          -0-
Distributions from net realized gains            (.61)          (.12)          -0-        (.35)          -0-          -0-
Total dividends and distributions                (.83)          (.60)        (.44)        (.46)        (.36)        (.47)
Net asset value, end of period                 $11.58         $11.52       $10.67       $ 9.66       $10.47       $ 9.80

TOTAL RETURN
Total investment return based on net
  asset value(c)                                 7.94%         13.96%       15.47%       (3.44)%      10.65%        2.70%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $43,577        $44,441      $49,107      $64,027     $106,034     $152,617
Ratio of expenses to average net assets          3.00%(d)       2.93%        3.02%        2.67%        2.32%        2.33%
Ratio of net investment income to
  average net assets                             3.53%(d)       4.13%        4.81%        3.82%        6.85%        5.47%
Portfolio turnover rate                           169%           108%          92%         126%         101%         108%
Average commission rate paid (e)               $.0519         $.0600           --           --           --           --


See footnote summary on page 17.


16


                                                   ALLIANCE INCOME BUILDER FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                             ADVISOR CLASS
                                                           ------------------
                                                           NOVEMBER 1,1996(A)
                                                                  TO
                                                             APRIL 30, 1997
                                                              (UNAUDITED)
                                                           ------------------
Net asset value, beginning of period                            $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                              .25(b)
Net realized and unrealized gain on investments
  and foreign currency transactions                               2.27
Net increase in net asset value from operations                   2.52

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                              (.27)
Distributions from net realized gains                             (.61)
Total dividends and distributions                                 (.88)
Net asset value, end of period                                  $11.64

TOTAL RETURN
Total investment return based on net asset value(c)               8.48%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                          $73
Ratio of expenses to average net assets                           2.07%(d)
Ratio of net investment income to average net assets              4.56%(d)
Portfolio turnover rate                                            169%
Average commission rate paid                                    $.0519


(a)  Commencement of distribution.

(b)  Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e) For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for trades on which commissions are charged. This amount includes commissions paid to foreign brokers which may materially affect the rate shown. Amounts paid in foreign currencies have been converted into US dollars using the prevailing exchange rate on the date of the transaction.


17


                                                   ALLIANCE INCOME BUILDER FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
THOMAS M. PERKINS, SENIOR VICE PRESIDENT
ANDREW M. ARAN, SENIOR VICE PRESIDENT
CORINNE L. MOLOF, VICE PRESIDENT
VITA M. PIKE, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
BROWN BROTHERS HARRIMAN & CO.
40 Water Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1 (800) 221-5672

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY 10019


(1)  Member of the Audit Committee.


18


THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Small Cap Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance International Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
Alliance Global Environment Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


19


ALLIANCE INCOME BUILDER FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

IBFSR